Shareholders' equity (deficit) - Additional Information (Detail)		12 Months Ended
	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2020 $ / shares	Jul. 01, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) € / shares shares		Dec. 31, 2019 $ / shares	Dec. 31, 2018 EUR (€)
Disclosure of classes of share capital [line items]
Stock issued during period, value, new issues | €	€ 500,000	€ 0.01
Number of shares outstanding | shares		62,908,617
Par value per share | € / shares		€ 0.01
Number of shares value outstanding | €		€ 629,000		€ 629,000	€ 1,164,000	[1]
Share premium | €		€ 573,339,000			€ 190,945,000	[1]
Reorganization [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares					33,093,838
Par value per share | $ / shares							$ 0.01
ARYA Merger [Member]
Disclosure of classes of share capital [line items]
Number of warrants outsatnding | shares		7,187,500
Exercise price per share | $ / shares			$ 11.50
Class of warrant or right, term period		5 years
Immatics Biotechnologies GmbH [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares					1,163,625
Par value per share | € / shares					€ 1.00
PIPE Financing [member] | ARYA Merger [Member]
Disclosure of classes of share capital [line items]
Share premium | €				€ 3,625,000,000
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares				62,908,617
Par value per share | € / shares				€ 0.01
Series E Share Capital [member] | Immatics Biotechnologies GmbH [Member]
Disclosure of classes of share capital [line items]
Share premium | €								€ 23,600,000

[1]	See Note 2 for details regarding the change in presentation of Other financial assets